PHOENIX CORE BOND FUND
                             PHOENIX HIGH YIELD FUND
                           PHOENIX MONEY MARKET FUND,
                      EACH A SERIES OF PHOENIX SERIES FUND


              Supplement dated June 27, 2007 to the Prospectus and
          Statement of Additional Information dated February 28, 2007, as supplemented March 1, 2007, March 2, 2007, and April 18, 2007


IMPORTANT NOTICE TO INVESTORS

PHOENIX CORE BOND FUND

         Effective June 27, 2007, the Phoenix Core Bond Fund, a series of Phoenix Series Fund ("Predecessor Fund"), has been reorganized into a fund named Phoenix Core Bond Fund, a series of Phoenix Opportunities Trust ("Successor Fund"). The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio management team are the same as those of the Predecessor Fund and remain unchanged.

PHOENIX HIGH YIELD FUND

         Effective June 27, 2007, the Phoenix High Yield Fund, a series of Phoenix Series Fund ("Predecessor Fund"), has been reorganized into a fund named Phoenix High Yield Fund, a series of Phoenix Opportunities Trust ("Successor Fund"). The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio management team are the same as those of the Predecessor Fund and remain unchanged.

PHOENIX MONEY MARKET FUND

         Effective June 27, 2007, the Phoenix Money Market Fund, a series of Phoenix Series Fund ("Predecessor Fund"), has been reorganized into a fund named Phoenix Money Market Fund, a series of Phoenix Opportunities Trust ("Successor Fund"). The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio management team are the same as those of the Predecessor Fund and remain unchanged.

         For information about each of the Phoenix Core Bond Fund, Phoenix High Yield Fund and Phoenix Money Market Fund, please refer to the Phoenix Opportunities Trust-Fixed Income Funds Prospectus dated June 27, 2007.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP 393/FI Reorg (06/07)